Fees Summary	Oct. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 453,000
Previously Paid Amount	0.00
Total Fee Amount	39.41
Total Offset Amount	0.00
Net Fee	39.41
Narrative - Max Aggregate Offering Price	$ 453,000
Final Prospectus	true